SHARE-BASED COMPENSATION (Share Awards to Executive Officers) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3,803	$ 8,536	$ 8,266
Unrecognized compensation expense	2,590
Unrecognized compensation expense, weighted average period for recognition (in years)	2 years 9 months 18 days
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	10,568,399	52,643,485	47,973,506
Share-based compensation expense	80,041	46,868	16,277
Unrecognized compensation expense	$ 48,798
Unrecognized compensation expense, weighted average period for recognition (in years)	1 year 2 months 12 days